SUPPLEMENTAL EQUITY AND COMPREHENSIVE INCOME INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	$ (281.1)	$ (278.0)
Other comprehensive loss before reclassifications, net of tax	(284.0)	(23.1)
Reclassifications to net income, net of tax	17.8	20.0
Net current-period other comprehensive income (loss), net of tax	(266.2)	(3.1)	(14.8)
Balance at end of the period	(547.3)	(281.1)	(278.0)
Foreign Currency Translation
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	138.0	180.5
Other comprehensive loss before reclassifications, net of tax	(154.7)	(53.3)
Reclassifications to net income, net of tax		10.8
Net current-period other comprehensive income (loss), net of tax	(154.7)	(42.5)
Balance at end of the period	(16.7)	138.0
Pension and Other Postretirement Benefits
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	(418.1)	(456.5)
Other comprehensive loss before reclassifications, net of tax	(129.4)	29.4
Reclassifications to net income, net of tax	16.9	9.0
Net current-period other comprehensive income (loss), net of tax	(112.5)	38.4
Balance at end of the period	(530.6)	(418.1)
Cash Flow Hedges
Changes in Accumulated other comprehensive loss (net of tax)
Balance at beginning of the period	(1.0)	(2.0)
Other comprehensive loss before reclassifications, net of tax	0.1	0.8
Reclassifications to net income, net of tax	0.9	0.2
Net current-period other comprehensive income (loss), net of tax	1.0	1.0
Balance at end of the period	$ 0	$ (1.0)